WESMARK GROWTH FUND
(A Portfolio of WesMark Funds)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 12, 1997

Under the section entitled `Lending Cash or Securities'' on page 6, replace the second sentence with the following:

     `The Fund may, however, acquire publicly or non-publicly issued debt securities or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Declaration of Trust.
                                                               May 29, 1997


FEDERATED INVESTORS

Federated Securities Corp. Distributor


Cusip 951025204
G02106-01 (5/97)